Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of public warrants were exercised
	Public Warrants	Private Placement Warrants	Total Warrant liability
	(Unaudited)
Balance, December 31, 2021	$35,200	$21,278	$56,478
Change in fair value of warrant liability	(19,720)	(11,301)	(31,021)
Balance, June 30, 2022	$15,480	$9,977	$25,457

Schedule of fair value of the private placement warrant liabilities
As of June 30, 2022
(Unaudited)
Number of private placement warrants	9,666,667
Exercise price	$11.5
Share price	$5.10
Expiration term (in years)	4.17
Volatility	50.3%
Risk-free Rate	3.02%
Dividend yield	0%

Schedule of price adjustment shares, and the restricted sponsor shares
	Restricted sponsor shares	Price adjustment shares	Total
	(Unaudited)
Balance, December 31,2021	$44,712	$79,404	$124,116
Change in fair value of restricted sponsor shares and price adjustment shares	(22,112)	(41,606)	(63,718)
Balance, June 30,2022	$22,600	$37,798	$60,398

Schedule of level 3 fair value measurements inputs
	As of June 30, 2022
	(Unaudited)
	Restricted sponsor shares	Price adjustment shares
Number of shares	7,500,000	15,000,000
Share price	$12.5-$30	$12.5-$17.5
Remaining exercise period	$6.17	$4.17
Share value	$1.6-$3.38	$2-$2.84